UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments:

Putnam Europe Equity Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value

Austria (2.6%)
Telekom Austria AG	281,479	$5,814,973
voestalpine AG	82,936	5,759,142
		11,574,115

Belgium (0.7%)
Delhaize Group	38,997	3,067,406

Finland (3.0%)
Nokia OYJ	416,150	13,161,629

France (15.7%)
Air France-KLM	164,360	4,627,570
Axa SA	135,266	4,907,832
BNP Paribas SA	120,473	12,147,437
Renault SA	58,201	6,438,883
Societe Generale	23,002	2,251,435
Suez SA	183,447	12,035,182
Total SA	222,872	16,545,689
Vivendi SA	238,372	9,310,918
		68,264,946

Germany (14.5%)
Allianz SE	63,072	12,490,308
BASF AG	59,610	8,025,666
Beiersdorf AG	52,222	4,391,989
Commerzbank AG	102,600	3,206,082
Deutsche Post AG	204,007	6,230,000
Merck KGaA	14,480	1,784,082
Merck KGaA 144A	18,718	2,306,246
Porsche AG (Preference)	16,243	2,967,986
Praktiker Bau- und Heimwerkermaerkte AG	88,391	2,361,713
RWE AG	85,802	10,543,234
Salzgitter AG	26,959	4,688,220
Tognum AG (NON)	193,091	4,232,786
		63,228,312

Greece (2.9%)
EFG Eurobank Ergasias	90,685	2,753,611
Hellenic Telecommunication Organization (OTE) SA	233,170	6,616,440
National Bank of Greece SA	58,990	3,111,336
		12,481,387

Ireland (2.3%)
Allied Irish Banks PLC	463,099	9,866,648

Italy (4.7%)
Enel SpA	1,000,464	10,610,425
Finmeccanica SpA	153,311	5,211,720
Saras SpA	914,761	4,673,900
		20,496,045

Netherlands (2.9%)
Akzo Nobel NV	56,815	4,556,797
ING Groep NV	213,069	7,976,218
		12,533,015

Norway (4.9%)
DnB Holdings ASA	574,800	8,725,167
Petroleum Geo-Services ASA	98,850	2,445,821
Schibsted ASA	24,428	729,137
Statoil ASA	309,700	9,280,540
		21,180,665

Russia (1.3%)
Lukoil	50,000	4,275,000
Lukoil ADR	18,600	1,581,000
		5,856,000

Spain (6.0%)
Banco Santander Central Hispano SA	769,432	15,324,688
Telefonica SA	379,165	10,890,847
		26,215,535

Sweden (1.6%)
Modern Times Group AB Class B	25,295	1,762,836
Telefonaktiebolaget LM Ericsson AB Class B	2,598,258	5,099,855
		6,862,691

Switzerland (16.2%)
Credit Suisse Group	80,498	4,097,034
Nestle SA	39,152	19,562,203
Novartis AG	269,422	13,807,471
Roche Holding AG	77,750	14,630,966
Swisscom AG	20,492	7,020,140
Zurich Financial Services AG	36,689	11,553,045
		70,670,859

United Kingdom (20.0%)
BAE Systems PLC	1,068,703	10,282,047
BAT Industries PLC	174,450	6,540,629
BHP Billiton PLC	298,708	8,854,113
BP PLC	1,515,600	15,385,499
Britvic PLC	735,727	4,649,689
Davis Service Group PLC	363,752	3,562,783
GKN PLC	1,112,795	6,712,785
GlaxoSmithKline PLC	303,539	6,415,473
IMI PLC	261,744	2,359,970
Lloyds TSB Group PLC	275,646	2,464,820
Premier Foods PLC	629,043	1,399,986
Reckitt Benckiser PLC	174,163	9,637,685
Rio Tinto PLC	82,458	8,555,404
		86,820,883

Total common stocks (cost $398,423,401)		$432,280,136

SHORT-TERM INVESTMENTS (1.6%)(a)
	Principal
	amount/shares	Value

U.S. Treasury Bills 1.389%, September 18, 2008 (SEG)	$1,350,000	$1,340,438
Putnam Prime Money Market Fund (e)	5,633,553	5,633,553

Total short-term investments (cost $6,973,991)		$6,973,991

TOTAL INVESTMENTS

Total investments (cost $405,397,392) (b)		$439,254,127

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $109,728,410) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$74,475,865	$74,558,233	6/18/08	$(82,368)
Euro	1,455,903	1,451,238	6/18/08	4,665
Norwegian Krone	21,650,865	21,337,368	6/18/08	313,497
Swedish Krona	4,214,059	4,164,222	6/18/08	49,837
Swiss Franc	8,484,318	8,217,349	6/18/08	266,969

Total				$552,600

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $106,077,267) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$56,038,861	$54,595,112	6/18/08	$(1,443,749)
Norwegian Krone	10,031,604	9,962,756	6/18/08	(68,848)
Swedish Krona	8,606,292	8,341,165	6/18/08	(265,127)
Swiss Franc	34,380,507	33,178,234	6/18/08	(1,202,273)

Total				$(2,979,997)

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Dow Jones Euro Stoxx 50 Index (Long)	21	$1,176,217	Jun-08	$23,117
FTSE 100 Index (Long)	9	1,018,642	Jun-08	16,950

Total				$40,067

NOTES

(a) Percentages indicated are based on net assets of $435,190,006.

(b) The aggregate identified cost on a tax basis is $405,574,375, resulting in gross unrealized appreciation and depreciation of $57,915,949 and $24,236,197, respectively, or net unrealized appreciation of $33,679,752.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2008.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $354,657 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $183,053,288 and $179,708,644, respectively.

At March 31, 2008, liquid assets totaling $4,622,288 have been designated as collateral for open forward contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentrations greater than 10% at March 31, 2008 (as a percentage of net assets):

Banking	13.8%
Oil and gas	11.9

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 30, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 30, 2008